Expense Example {- Fidelity® Growth Company Fund} - 11.30 Fidelity Growth Company Fund - Retail PRO-07 - Fidelity® Growth Company Fund - Fidelity Growth Company Fund-Retail Class	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978